Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories

Amounts in US$ '000	2019	2018
Crude oil	4,285	3,369
Materials and spares	7,162	5,940
	11,447	9,309